Net income per share and common dividends - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Stock Appreciation Rights (SARs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of SARs outstanding	0	0	176,360
Anti-dilutive securities	0
Restricted stock units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of RSUs outstanding	344,639	370,364	716,452
Anti-dilutive securities	0
Common Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Cash dividends	$ 12.2	$ 45.1